SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability fair value disclosure			$ 41,000
Fair Value, Inputs, Level 3 [Member] | MarketCap Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability fair value disclosure		$ 41,000		$ 107,000
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability fair value disclosure	$ 41,000	41,000
Q1-22 Warrants [Member] | Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability fair value disclosure		$ 1,000		$ 116,000